Offerings - Offering: 1	Sep. 16, 2024 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 1,300,819,773
Fee Rate	0.01476%
Amount of Registration Fee	$ 192,001.00
Offering Note	Title of each class of securities to which transaction applies:Common stock, par value $
0.001
per share (“
Common
Stock”), of Everi Holdings Inc. (the “Registrant”).
Aggregate number of securities to which
transaction
applies:
As of the close of business on August 19, 2024, the maximum number of shares of Common Stock to which this transaction applies is estimated to be 92,305,154, which consists of (a) 85,553,489 issued and outstanding shares of Common Stock; (b) 2,039,939 shares of Common Stock subject to outstanding restricted stock unit awards in respect of shares of Common Stock; (c) 894,270 shares of Common Stock subject to outstanding performance share unit awards in respect of shares of Common Stock (assuming achievement of the applicable performance goals at the target level); and (d) 3,817,456 shares of Common Stock subject to outstanding options to purchase shares of Common Stock.
Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule
0-11
(set forth the amount on which the filing fee is calculated and state how it is determined):
Solely for the purpose of calculating the filing fee, as of the close of business on August 19, 2024, the underlying value of the transaction was calculated as the aggregate sum (such sum, the “Total Consideration”) of:

a.
the product of 85,553,489 issued and outstanding shares of Common Stock multiplied
 by the Per Share Price (as defined in the Agreement and Plan of Merger, dated July 26, 2024, by and among the Registrant, International Game Technology PLC, a public limited company incorporated under the laws of England and Wales (“IGT”), Ignite Rotate LLC, a Delaware limited liability company and a direct wholly owned subsidiary of IGT, Voyager Parent, LLC, a Delaware limited liability company (“Buyer”), and Voyager Merger Sub, Inc., a Delaware corporation, and a direct wholly owned subsidiary of Buyer, as may be amended from time to time) of $14.25;

b.	the product of 2,039,939 shares of Common Stock subject to outstanding restricted stock unit awards in respect of shares of Common Stock multiplied by the Per Share Price of $14.25;

c.
the product of 894,270 shares of Common Stock subject to outstanding performance share unit awards in respect of shares of Common Stock (assuming achievement of the applicable performance goals at the target level) multiplied by the Per Share Price of $14.25; and

d.
the product of 3,817,456 shares of Common Stock subject to outstanding options to purchase shares of Common Stock, multiplied by $10.44 (which is the difference between the Per Share Price of $14.25 and the adjusted weighted average exercise price of the options of $3.81 per share). The weighted average exercise price has been adjusted to exclude the impact of options with a strike price that exceeds the Per Share Price of $14.25.

In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, the filing fee was determined by multiplying the Total Consideration by 0.0001476.